OPERATING REVENUES - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Contract assets	$ 54,445	$ 81,753
Balance Capitalized In Current Year
Revenues from External Customers and Long-Lived Assets [Line Items]
Gross asset contract with customer	2,300
Amortization capitalized contract cost	700
Contract assets	1,600
Balance Capitalized In Prior Year
Revenues from External Customers and Long-Lived Assets [Line Items]
Amortization capitalized contract cost	$ 4,500